Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash Transactions [Abstract]
Property and equipment acquired through lease	R$ 8,097	R$ 15,016	R$ 79,031
MTM of financial investments	R$ (107)	R$ 271	R$ (278)